NUVEEN SHORT TERM BOND FUND

SUPPLEMENT DATED JULY 12, 2011

TO THE PROSPECTUS DATED MARCH 21, 2011

Nuveen Short Term Bond Fund (the “Fund”) has a new and separate prospectus dated July 12, 2011 and all references to the Fund in the prospectus dated March 21, 2011 are no longer applicable. Please refer to the prospectus dated July 12, 2011 for information about the Fund.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-FSTBP-0711P

NUVEEN SHORT TERM BOND FUND

SUPPLEMENT DATED JULY 12, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 21, 2011

Nuveen Short Term Bond Fund (the “Fund”) has a new and separate statement of additional information dated July 12, 2011 and all references to the Fund in the statement of additional information dated March 21, 2011 are no longer applicable. Please refer to the statement of additional information dated July 12, 2011 for information about the Fund.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-STBSAI-0711P